                                                              File Nos. 33-47216
                                                                        811-6632


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 26

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 56

                      ALLMERICA SELECT SEPARATE ACCOUNT OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                           (Exact Name of Registrant)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               (Name of Depositor)
                               440 Lincoln Street
                               Worcester, MA 01653
              (Address of Depositor's Principal Executive Offices)
                                 (508) 855-1000
               (Depositor's Telephone Number, including Area Code)

                          Charles F. Cronin, Secretary
             Allmerica Financial Life Insurance and Annuity Company
                               440 Lincoln Street
                               Worcester, MA 01653
               (Name and Address of Agent for Service of Process)

             It is proposed that this filing will become effective:

       immediately upon filing pursuant to paragraph (b) of Rule 485
  ---
   X   on November 9, 2001 pursuant to paragraph (b) of Rule 485
  ---
       60 days after filing pursuant to paragraph (a) (1) of Rule 485
  ---
       on (date) pursuant to paragraph (a) (1) of Rule 485
  ---
       this post-effective amendment designates a new effective date for a previously filed post-effective amendment
  ---

                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant has registered that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2000 was filed on or before March 30, 2001.

This Post-Effective Amendment No. 26 under the Securities Act of 1933 is being filed for the purposes of adding supplements to the Allmerica Select Resource II Prospectus of the Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company dated May 1, 2001 and to generally update corporate information for the Company and the Registrant in Part C. All other pertinent information regarding this Registration Statement including the Prospectus and Statement of Additional Information were previously filed in Registrant's Post-Effective Amendment No. 25 on April 20, 2001 and is incorporated by reference herein.

            CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUSES OF
                          ITEMS CALLED FOR BY FORM N-4


FORM N-4 ITEM NO.            CAPTION IN PROSPECTUSES

1                            Cover Page

2                            Special Terms

3                            Summary of Fees and Expenses; Summary of
                             Contract Features

4                            Condensed Financial Information; Performance
                             Information

5 Description of the Companies, the Variable Accounts, and the Underlying Investment Companies

6                            Charges and Deductions

7                            Description of the Contract

8 Electing the Form of Annuity and the Annuity Date; Description of Variable Annuity Payout Options; Annuity Benefit Payments

9                            Death Benefit

10                           Payments; Computation of Values; Distribution

11 Surrender; Withdrawals; Charge for Surrender and Withdrawal; Withdrawal Without Surrender Charge; Texas Optional Retirement Program

12                           Federal Tax Considerations

13                           Legal Matters

14                           Statement of Additional Information - Table of
                             Contents

FORM N-4 ITEM NO.            CAPTION IN STATEMENT OF ADDITIONAL INFORMATION

15                           Cover Page

16                           Table of Contents

17                           General Information and History

18                           Services

19                           Underwriters

20                           Performance Information

21                           Annuity Benefit Payments

22                           Financial Statements

                        ALLMERICA SELECT SEPARATE ACCOUNT

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2001

                                      * * *

The Company is offering a new optional Enhanced Earnings Rider and a new optional Breakthrough Enhanced Death Benefit Rider, as described below. Under the SUMMARY OF FEES AND EXPENSES in the Prospectus, the information in the table under the section OPTIONAL RIDER CHARGES is amended to read in entirety as follows:

OPTIONAL RIDER CHARGES
   Under the following riders, 1/12th of the annual charge is deducted pro rata on a monthly basis at the end of each Contract month and, if applicable, at termination of the rider. The charge for these riders on an annual basis as a percentage of Accumulated Value is:

     1. Minimum Guaranteed Annuity Payout Rider with a ten-year
        waiting period:                                                   0.25%
     2. Minimum Guaranteed Annuity Payout Rider with a fifteen-year
        waiting period:                                                   0.15%
     3. Breakthrough Enhanced Death Benefit Rider                         0.25%
     4. Enhanced Earnings Rider                                           0.25%

                                      * * *

The following new EXPENSE EXAMPLES are added to the SUMMARY OF FEES AND EXPENSES in the Prospectus:

(3)(a) If, at the end of the applicable time period, you surrender your Contract, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout Rider with a ten-year waiting period (charge of 0.25% annually), the Breakthrough Death Benefit Rider (charge of 0.25% annually), and the Enhanced Earnings Rider issued at age 75 (charge of 0.25% annually):

WITH SURRENDER CHARGE                                         1 YEAR       3 YEARS        5 YEARS       10 YEARS
---------------------                                         --------------------------------------------------
AIT Equity Index Fund                                            $85          $127           $164           $286
AIT Money Market Fund                                            $86          $128           $166           $289
AIT Select Aggressive Growth Fund                                $90          $141           $188           $334
AIT Select Capital Appreciation Fund                             $91          $144           $194           $344
AIT Select Emerging Markets Fund                                $100          $170           $237           $427
AIT Select Growth Fund                                           $90          $140           $187           $332
AIT Select Growth and Income Fund                                $89          $138           $184           $324
AIT Select International Equity Fund                             $92          $146           $196           $348
AIT Select Investment Grade Income Fund                          $87          $131           $172           $301
AIT Select Strategic Growth Fund                                 $93          $150           $203           $363
AIT Select Strategic Income Fund                                 $90          $139           $186           $328
AIT Select Value Opportunity Fund                                $91          $144           $194           $344
AIM V.I. Aggressive Growth Fund                                  $94          $153           $208           $373
AIM V.I. Blue Chip Fund                                          $95          $157           $215           $385
AIM V.I. Value Fund                                              $90          $141           $189           $335
Alliance Growth and Income Portfolio (Class B)                   $91          $144           $194           $345
Alliance Premier Growth Portfolio (Class B)                      $95          $154           $210           $377
Deutsche VIT EAFE Equity Index                                   $88          $136           $180           $317
Deutsche VIT Small Cap Index                                     $87          $130           $170           $297
Eaton Vance VT Floating Rate-Income Fund                         $93          $151           $205           $366
Eaton Vance VT Worldwide Health Sciences Fund                    $95          $156           $214           $383
Fidelity VIP Equity-Income Portfolio                             $88          $133           $175           $308
Fidelity VIP Growth Portfolio                                    $88          $136           $180           $317
Fidelity VIP High Income Portfolio                               $89          $137           $181           $319


Fidelity VIP II Contrafund(R) Portfolio                          $89          $136           $180           $318
Fidelity VIP III Growth & Income Portfolio                       $88          $134           $176           $310
Fidelity VIP III Mid Cap Portfolio                               $89          $139           $184           $325
FT VIP Franklin Small Cap Fund (Class 2)                         $92          $147           $199           $355
FT VIP Mutual Shares Securities Fund (Class 2)                   $92          $147           $199           $354
INVESCO VIF Dynamics Fund                                        $93          $148           $201           $358
INVESCO VIF Health Sciences Fund                                 $92          $148           $200           $356
Janus Aspen Aggressive Growth Portfolio (Service Shares)         $91          $144           $193           $342
Janus Aspen Growth Portfolio (Service Shares)                    $93          $149           $202           $359
Janus Aspen Growth and Income Portfolio (Service Shares)         $91          $144           $193           $342
Janus Aspen International Growth Portfolio (Service Shares)      $91          $145           $195           $346
Pioneer Fund VCT Portfolio (Class II)                            $91          $144           $193           $343
Pioneer Real Estate Growth VCT Portfolio (Class II)              $95          $156           $213           $381
Scudder Technology Growth Portfolio                              $90          $141           $188           $333
SVS Dreman Financial Services Portfolio                          $91          $143           $192           $340
T. Rowe Price International Stock Portfolio                      $92          $147           $199           $354

(3)(b) If, at the end of the applicable time period, you do not surrender your Contract or you annuitize, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout Rider with a ten-year waiting period (charge of 0.25% annually), the Breakthrough Death Benefit Rider (charge of 0.25% annually), and the Enhanced Earnings Rider issued at age 75 (charge of 0.25% annually):

WITHOUT SURRENDER CHARGE                                      1 YEAR       3 YEARS        5 YEARS       10 YEARS
------------------------                                      --------------------------------------------------
AIT Equity Index Fund                                            $26           $78           $134           $286
AIT Money Market Fund                                            $26           $79           $136           $289
AIT Select Aggressive Growth Fund                                $30           $93           $159           $334
AIT Select Capital Appreciation Fund                             $32           $97           $164           $344
AIT Select Emerging Markets Fund                                 $41          $124           $209           $427
AIT Select Growth Fund                                           $30           $93           $158           $332
AIT Select Growth and Income Fund                                $30           $90           $154           $324
AIT Select International Equity Fund                             $32           $98           $166           $348
AIT Select Investment Grade Income Fund                          $27           $83           $142           $301
AIT Select Strategic Growth Fund                                 $34          $103           $174           $363
AIT Select Strategic Income Fund                                 $30           $92           $156           $328
AIT Select Value Opportunity Fund                                $32           $97           $164           $344
AIM V.I. Aggressive Growth Fund                                  $35          $106           $179           $373
AIM V.I. Blue Chip Fund                                          $36          $110           $186           $385
AIM V.I. Value Fund                                              $31           $94           $159           $335
Alliance Growth and Income Portfolio (Class B)                   $32           $97           $164           $345
Alliance Premier Growth Portfolio (Class B)                      $35          $107           $181           $377
Deutsche VIT EAFE Equity Index                                   $29           $88           $150           $317
Deutsche VIT Small Cap Index                                     $27           $82           $140           $297
Eaton Vance VT Floating Rate-Income Fund                         $34          $104           $176           $366
Eaton Vance VT Worldwide Health Sciences Fund                    $36          $109           $185           $383
Fidelity VIP Equity-Income Portfolio                             $28           $85           $145           $308
Fidelity VIP Growth Portfolio                                    $29           $88           $150           $317
Fidelity VIP High Income Portfolio                               $29           $89           $151           $319
Fidelity VIP II Contrafund(R) Portfolio                          $29           $88           $150           $318
Fidelity VIP III Growth & Income Portfolio                       $28           $86           $146           $310
Fidelity VIP III Mid Cap Portfolio                               $30           $91           $154           $325
FT VIP Franklin Small Cap Fund (Class 2)                         $33          $100           $170           $355
FT VIP Mutual Shares Securities Fund (Class 2)                   $33          $100           $169           $354
INVESCO VIF Dynamics Fund                                        $33          $101           $171           $358
INVESCO VIF Health Sciences Fund                                 $33          $100           $170           $356
Janus Aspen Aggressive Growth Portfolio (Service Shares)         $31           $96           $163           $342
Janus Aspen Growth Portfolio (Service Shares)                    $33          $102           $172           $359

                                      2


Janus Aspen Growth and Income Portfolio (Service Shares)         $31           $96           $163           $342
Janus Aspen International Growth Portfolio (Service Shares)      $32           $97           $165           $346
Pioneer Fund VCT Portfolio (Class II)                            $31           $96           $163           $343
Pioneer Real Estate Growth VCT Portfolio (Class II)              $36          $109           $184           $381
Scudder Technology Growth Portfolio                              $30           $93           $158           $333
SVS Dreman Financial Services Portfolio                          $31           $95           $162           $340
T. Rowe Price International Stock Portfolio                      $33           $100          $169           $354

                                      * * *

                        OPTIONAL ENHANCED EARNINGS RIDER

An optional Enhanced Earnings Rider ("EER") is available at issue in most jurisdictions for a separate monthly charge. The EER provides for additional amounts to be paid to the beneficiary under certain circumstances in the event that an Owner (or an Annuitant if the Owner is a non-natural person) dies prior to the Annuity Date. The EER is available at issue up to age 75 of the oldest Owner.

CONDITIONS FOR PAYMENT OF THE EER BENEFIT

For any benefit to be payable under the EER, certain conditions must be met, as follows:

1.   The death must occur prior to the Annuity Date.

2.   The difference between  (a) and (b) must be greater than zero, where:
     (a) is the Accumulated Value, and
     (b) is gross payments not previously withdrawn.

     If (a) minus (b) is zero or less, no benefit will be payable.

Under the EER, Accumulated Value is determined on the Valuation Date on which due proof of death and all necessary documentation have been received at the Principal Office.

For purposes of the EER, withdrawals will be considered withdrawn from earnings first and then withdrawn from gross payments on a last-in, first-out basis. Therefore, the value of the EER largely depends on the amount of earnings that accumulate under the Contract. If you expect to withdraw the earnings from your Accumulated Value, electing the EER may not be appropriate. Your financial representative can help you determine if the EER is appropriate in your circumstances.

AMOUNT OF EER BENEFIT

ISSUE AGE 0 TO 70 - If a benefit is payable under the EER, it will be equal to the LESSER of:

(a) 50% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 50% of the difference between the Accumulated Value and gross payments not previously withdrawn.

ISSUE AGE 71 TO 75 - If a benefit is payable under the EER, it will be equal to the LESSER of:

(a) 25% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 25% of the difference between the Accumulated Value and gross payments not previously withdrawn.

The EER benefit shall be paid in the same manner that the death benefit is paid prior to the Annuity Date.

CHARGE FOR THE EER

The Company will assess a monthly rider charge for the EER, which will be deducted Pro Rata on the last day of each Contract Month prior to the Annuity Date. The monthly rider charge will be equal to 1/12th of 0.25% of the Accumulated Value on that date.

EXAMPLES

EXAMPLE 1
Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Owner dies five years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $150,000.

The EER benefit on that date is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x 100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% x (150,000 - 100,000)) = $25,000

The EER benefit is equal to $25,000 under (b), which is the lesser of $50,000 (50% x 100,000) and $25,000 (50% x (150,000 - 100,000)).

EXAMPLE 2

Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Owner dies ten years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $250,000.

The EER benefit on that date is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x $100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the Contract = (50% x ($250,000 - $100,000)) = $75,000

The EER benefit is equal to $50,000 under (a), which is the lesser of $50,000 (50% x $100,000) and $75,000 (50% x ($250,000 - $100,000)).

EXAMPLE 3

Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $15,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal is considered to be a withdrawal of $15,000 of earnings. Immediately after the withdrawal, the Accumulated Value is $135,000 and the gross payments (not previously withdrawn) is $100,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x $100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% x ($135,000 - $100,000)) = $17,500

The EER benefit is equal to $17,500 under (b), which is the lesser of $50,000 (50% x 100,000) and $17,500 (50% x ($135,000 - $100,000)).

EXAMPLE 4

Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $65,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of the withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal of $65,000 is considered to be a withdrawal of $50,000 earnings and $15,000 of gross payments. Immediately after the withdrawal, the Accumulated Value is $85,000 and the gross payments (not previously withdrawn) is $85,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x $85,000) = $42,500; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% x ($85,000 - $85,000)) = $0

The EER benefit is equal to $0 under (b), which is the lesser of $42,500 (50% x $85,000) and $0 (50% x ($85,000 - $85,000)).

TERMINATING THE EER

Once the EER is chosen, it cannot be discontinued unless the underlying contract is surrendered, annuitized, or a death benefit is payable. The EER will terminate on the earliest of the following:

1.   the Annuity Date;

2.   the date the Contract is surrendered;

3.   the date the Company determines a death benefit is payable; or

4. if the deceased Owner's spouse, who is the sole beneficiary, continues the contract.

If the payment of the death benefit is deferred under the Contract or if the Contract is continued by the deceased Owner's spouse, the amount of the EER benefit will be applied to the Contract through an allocation to the Sub-Account investing in the AIT Money Market Fund and the Rider will terminate.

                                      * * *

                    BREAKTHROUGH ENHANCED DEATH BENEFIT RIDER

An optional Breakthrough Enhanced Death Benefit Rider ("Breakthrough EDB Rider") is currently available in most jurisdictions for a separate monthly charge. The Breakthrough EDB Rider may be purchased at issue up to, but not including, age 80 of the oldest Owner. The Owner may choose the Breakthrough EDB Rider or the other optional Enhanced Death Benefit Rider available under the Contracts.

The Breakthrough EDB Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. The death benefit guarantee provided by Breakthrough EDB Rider increases if the Accumulated Value reaches certain values.

Under the Breakthrough EDB Rider, a separate charge of 0.25% on an annual basis is made against the Contract's Accumulated Value on the last day of each Contract month, for the coverage provided during that month. The charge is made through a pro-rata reduction of Accumulation Units in the Sub-Accounts and dollar amounts in the Fixed and Guarantee Period Accounts.

The "Current Breakthrough Value" is the amount guaranteed as the death benefit. On the issue date of the Contract, it is equal to the initial payment. The "Target Breakthrough Value" is equal to 115% of the Current Breakthrough Value. Each time the Accumulated Value of the Contract reaches the Target Breakthrough Value, that Target Breakthrough Value becomes the new Current Breakthrough Value. A new Target Breakthrough Value is then set, which is 115% of the new Current Breakthrough Value. The Current Breakthrough Value is increased by subsequent Payments and proportionately reduced by withdrawals; see below.

BENEFIT PROVIDED BY THE BREAKTHROUGH EDB RIDER

The amount of the death benefit paid by the Company depends upon whether the death of an Owner (or an Annuitant if the Owner is a non-natural person) occurs before or on or after his/her 80th birthday.

I. DEATH BEFORE 80TH BIRTHDAY. If an Owner (or an Annuitant if the Owner is a non-natural person), dies before the Annuity Date and before his/her 80th birthday, the death benefit is equal to the GREATER of:

     (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork have been received at the Company's Principal Office, increased for any positive Market Value Adjustment (if applicable); or

     (b)  the Current Breakthrough Value on the date of death.

II. DEATH ON OR AFTER 80TH BIRTHDAY. If an Owner (or an Annuitant if the Owner is a non-natural person) dies before the Annuity Date and after his/her 80th birthday, the death benefit is equal to GREATER of:

     (a) The Accumulated Value on the date on which both the death certificate and all necessary claim paperwork have been received at the Company's Principal Office, increased for any positive Market Value Adjustment (if applicable); or

     (b) The death benefit that would have been payable on the deceased's 80th birthday (as calculated under Section I above), increased for subsequent Payments and proportionately reduced for subsequent withdrawals, as described below.

EFFECT OF PAYMENTS ON THE BREAKTHROUGH EDB RIDER

Subsequent payments increase the Current Breakthrough Value by the amount of the payment. The Target Breakthrough Value is always 115% of the Current Breakthrough Value.

When a Payment is made:

     (a) the Current Breakthrough Value increases by the amount of the Payment; and

     (b) the Target Breakthrough Value increases to 115% of the new Current Breakthrough Value.

For example, assume that immediately prior to a payment, the Current Breakthrough Value is $100,000, Accumulated Value is $110,000, and the Target Breakthrough Value is $115,000. The Owner then makes a payment of $10,000. The new Current Breakthrough Value is $110,000, the Accumulated Value is $120,000, and the new Target Breakthrough Value is $126,500 (115% of $110,000).

EFFECT OF WITHDRAWALS ON THE BREAKTHROUGH EDB RIDER

Subsequent withdrawals proportionately reduce the Current Breakthrough Value, as described below. The Target Breakthrough Value is always 115% of the Current Breakthrough Value.

When a withdrawal is taken:

     (a) the Current Breakthrough Value decreases proportionately, as described below; and

     (b) the Target Breakthrough Value decreases to 115% of the new Current Breakthrough Value.

CALCULATION OF PROPORTIONATE REDUCTION DUE TO WITHDRAWALS

The proportionate reduction in a death benefit or in the Current Breakthrough Value is calculated by multiplying the amount of the death benefit or of the Current Breakthrough Value immediately prior to the withdrawal by the following fraction:

                            Amount of the Withdrawal
                            ------------------------
              Accumulated Value immediately prior to the withdrawal

For example, assume that, immediately prior to a withdrawal, the Current Breakthrough Value is $100,000, Accumulated Value is $110,000, and the Target Breakthrough Value is $115,000. The Owner then makes a withdrawal of $5,000. The proportionate reduction in the Current Breakthrough Value is calculated as follows:

 Proportionate reduction        = Current Breakthrough Value times (Amount of the Withdrawal divided by the Accumulated Value immediately prior to the
                                  withdrawal)
                                = $100,000 times ($5,000 divided by $110,000)
                                = $4,545
 New Current Breakthrough Value = $100,000 - $4,545 = $95,455
  New Target Breakthrough Value = 115% of $95,455 =  $109,773

The new Current Breakthrough Value is $95,455 and the new Target Breakthrough Value is $109,773.

TERMINATING THE BREAKTHROUGH EDB RIDER

The Breakthrough EDB Rider will terminate on the earliest of the following:

1.   the Annuity Date; or

2.   the date the Contract is surrendered; or

3. the date the Company determines a death benefit is payable and the contract is not continued under a spousal takeover.

For more information on the benefits provided by the Breakthrough EDB Rider, see "Payment of the Death Benefit Prior to the Annuity Date" and "The Spouse of the Owner as Beneficiary" in the prospectus.

THE EER AND THE BREAKTHROUGH EDB RIDER MAY NOT BE AVAILABLE IN ALL STATES. WE MAY DISCONTINUE THE OFFERING OF THE EER AND THE BREAKTHROUGH EDB RIDER AT ANY TIME.

                                      * * *

SUPPLEMENT DATED NOVEMBER 9, 2001

Allmerica Select Resource II

                            PART C. OTHER INFORMATION

ITEM 24.        FINANCIAL STATEMENTS AND EXHIBITS

      (a)  FINANCIAL STATEMENTS

           Financial Statements Included in Part A
           None

           Financial Statements Included in Part B
           Financial Statements for Allmerica Financial Life Insurance and Annuity Company and
           Financial Statements for Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

           Financial Statements Included in Part C
           None

      (b)  EXHIBITS

                EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated March 5, 1992 was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and is
                                    incorporated by reference herein.

                EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

                EXHIBIT 3      (a)  Underwriting and Administrative Services
                                    Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and is
                                    incorporated by reference herein.

                               (b) Sales Agreements (Select) with Commission Schedule were previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and are
                                    incorporated by reference herein.

                               (c) General Agent's Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein.

                               (d) Career Agent Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein.

                               (e) Registered Representative's Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein.

                EXHIBIT 4 Minimum Guaranteed Annuity Payout Rider was previously filed on December 29, 1998 in Post-Effective Amendment No. 17 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein. Specimen Policy Form A and Certificate and Generic Policy Form were previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and are incorporated by reference herein. Policy Form B was previously filed on May 8, 1996 in Post-Effective Amendment No. 9 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein.

                EXHIBIT 5 Specimen Generic Application Form A was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein. Specimen Application Form B was previously filed on May 8, 1996 in Post-Effective Amendment No. 9 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein. EER Rider (Form 3240-01) and EDB Rider (Form 3241-01) were previously filed on August 3, 2001 in Post-Effective Amendment No. 6 of Registrant's Registration Statement (File Nos. 333-78245, 811-6632),
                                    and are incorporated by reference herein.

                EXHIBIT 6 The Depositor's Articles of Incorporation and Bylaws, as amended to reflect its name change were previously filed on September 29, 1995 in Post-Effective Amendment No. 7 (File Nos. 33-47216, 811-6632), and are
                                    incorporated by reference herein.

                EXHIBIT 7           Not Applicable.

                EXHIBIT 8      (a)  Fidelity Service Agreement was previously
                                    filed on April 30, 1996 in Post-Effective
                                    No. 8 (File Nos. 33-47216, 811-6632), and is
                                    incorporated by reference herein.

                               (b)  An Amendment to the Fidelity Service
                                    Agreement, effective as of January 1, 1997, was previously filed on April 30, 1997 in Post-Effective Amendment No. 12 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein.

                               (c) Fidelity Service Contract, effective as of January 1, 1997, was previously filed on April 30, 1997 in Post-Effective Amendment No. 12 (File Nos. 33-47216, 811-6632), and
                                    is incorporated by reference herein.

                               (d)  T. Rowe Price Service Agreement was
                                    previously filed on April 24, 1998 in
                                    Post-Effective Amendment No. 16 (File Nos.
                                    33-47216, 811-6632), and is incorporated by reference herein.

                               (e) BFDS Agreements for lockbox and mailroom services were previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and are
                                    incorporated by reference herein.

                               (f)  Directors' Power of Attorney is filed
                                    herewith.

                EXHIBIT 9           Opinion of Counsel is filed herewith.

                EXHIBIT 10 Consent of Independent Accountants is filed herewith.

                EXHIBIT 11          None.

                EXHIBIT 12          None.

                EXHIBIT 13 Schedule for Computation of Performance Quotations was previously filed on April 21, 2000 in Post-Effective Amendment No. 21 of Registration Statement No.33-47216/811-6632, and is incorporated by reference herein.

                EXHIBIT 14          Not Applicable.

                EXHIBIT 15     (a)  Amendment dated March 15, 2001 was
                                    previously filed in April 19, 2001 in
                                    Post-Effective Amendment No. 19 of
                                    Registration Statement No.
                                    33-39702/811-6293, and is incorporated by reference herein. Participation Agreement between the Company and Allmerica Investment Trust dated March 22, 2000 was previously filed in April 2000 in Post-Effective Amendment No. 17 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                               (b)  Amendment dated October 1, 2000 to the
                                    Variable Insurance Products Fund
                                    Participation Agreement was previously filed in April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment dated March 29, 2000 and Amendment dated November 13, 1998 were previously filed in April 2000 in Post-Effective Amendment No. 17 of Registration Statement No.
                                    33-39702/811-6293, and are incorporated by reference herein. Participation Agreement between the Company and Fidelity VIP, as amended, was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is
                                    incorporated by reference herein.

                               (c) Amendment to Schedule A dated December 14, 2000 of the Participation Agreement with T. Rowe Price International Series, Inc. was previously filed in April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No.
                                    33-39702/811-6293, and is incorporated by reference herein. Participation Agreement between the Company and T. Rowe Price International Series, Inc. was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

                               (d) Form of Amendment dated May 1, 2001 to the Amended and Restated Participation Agreement, Merger and Consolidated Agreement, and the Amended and Restated Participation Agreement with Alliance were previously filed in April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No.
                                    33-39702/811-6293, and is incorporated by reference herein. Participation Agreement between the Company, and Alliance Capital Management L.P. was previously filed on October 8, 1999 in Pre-Effective Amendment No. 2 (File Nos. 333-78245, 811-6632) and is
                                    incorporated by reference herein.

                               (e)  Form of Amendment #6 to the AIM
                                    Participation Agreement was previously filed in April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein Form of Participation Agreement with Alliance was previously filed on April 21,

                                    2000 in Post-Effective Amendment No. 1 of
                                    Registration Statement No.
                                    333-87099/811-6293 and is incorporated by reference herein. Participation Agreement with AIM Variable Insurance Funds, Inc. was previously filed on August 27, 1998 in Post-Effective Amendment No. 3 in Registration Statement No.
                                    333-11377/811-7799, and is incorporated by reference herein.

                               (f) Participation Agreement with Deutsche Asset Management VIT Funds (formerly Bankers Trust) was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No.
                                    333-87099/811-6293 and is incorporated by reference herein.

                               (g) Form of Amendment dated May 1, 2001 to the Variable Insurance Products Fund II Participation Agreement was previously filed in April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment to Variable Insurance Products Fund II Participation Agreement dated March 29, 2000 and Amendment dated November 13, 1998 were previously filed in April 2000 in Post-Effective Amendment No. 17 of Registration Statement No. 33-39702/811-6293, and are incorporated by reference herein. Participation Agreement, as amended, with Variable Insurance Products Fund II was previously filed on April 24, 1998 in Registration Statement No. 33-39702/811-6293,
                                    Post-Effective Amendment No. 14, and is
                                    incorporated by reference herein.

                               (h)  Form of Amendment to the Participation
                                    Agreement with Variable Insurance Products
                                    III was previously filed in April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No.
                                    33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with Variable Insurance Products Fund III was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No.
                                    333-87099/811-6293 and is incorporated by reference herein.

                               (i) Form of Amendment dated May 1, 2001 and the Franklin Templeton Participation Agreement was previously filed in April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No.
                                    33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 and the Franklin Templeton Participation Agreement dated March 1, 2000 was previously filed in April 2001 in Post-Effective Amendment No. 19 of Registration Statement No.
                                    33-39702/811-6293, and is incorporated by reference herein. Form of Participation Agreement with Franklin Templeton was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293 and is incorporated by reference herein.

                               (j)  Amendment dated May 1, 2001 to the
                                    Participation Agreement with INVESCO was previously filed in November 9, 2001 in Post-Effective Amendment No. 20 of Registration Statement No.
                                    33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Participation Agreement with INVESCO was previously filed in April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No.
                                    33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with INVESCO was previously filed on April 21, 2000 in Post-Effective Amendment

                                    No. 1 of Registration Statement No.
                                    333-87099/811-6293 and is incorporated by reference herein.

                               (k)  Participation Agreement with Janus was
                                    previously filed on April 21, 2000 in
                                    Post-Effective Amendment No. 1 of
                                    Registration Statement No.
                                    333-87099/811-6293 and is incorporated by reference herein.

                               (l) Amendment to the Participation Agreement dated October 1, 2000 with Scudder Investments Inc. and Scudder Distributors was previously filed in April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No.
                                    33-39702/811-6293, and is incorporated by reference herein. Amendment to Kemper Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 7 of Registration Statement No. 333-09965/811-7767 and is incorporated by reference herein. Participation Agreement with Kemper was previously filed on November 6, 1996 in Pre-Effective Amendment No. 1 in Registration Statement No.
                                    333-00965/811-7767, and is incorporated by reference herein.

                               (m) Form of Participation Agreement with Eaton Vance was previously filed on February 28, 2001 in Post-Effective Amendment No. 24 (File Nos. 33-47216/811-6632), and is
                                    incorporated by reference herein.

ITEM 25.        DIRECTORS AND OFFICERS OF THE DEPOSITOR

      The principal business address of all the following Directors and Officers is:
      440 Lincoln Street
      Worcester, Massachusetts 01653

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION WITH COMPANY                      PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
Bruce C. Anderson                                   Director (since 1996) and Vice President (since 1984) of
    Director and Vice President                     First Allmerica

Warren E. Barnes                                    Vice President (since 1996) and Corporate Controller (since
    Vice President and Corporate                    1998) of First Allmerica
    Controller

Mark R. Colborn                                     Director (since 2000) and Vice President (since 1992) of First
    Director and Vice President                     Allmerica

Charles F. Cronin                                   Secretary  and Counsel (since 2000) of First Allmerica;
    Secretary                                       Counsel (since 1996) of First Allmerica; Attorney (1991-1996)
                                                    of Nutter, McClennen & Fish

J. Kendall Huber                                    Director, Vice President and General Counsel (since 2000)
    Director, Vice President and                    of First Allmerica; Vice President (1999) of Promos Hotel
    General Counsel                                 Corporation; Vice President and Deputy General Counsel
                                                    (1998-1999) of Legg Mason, Inc.; Vice President and Deputy
                                                    General Counsel (1995-1998) of USF&G Corporation

John P. Kavanaugh                                   Director and Chief Investment Officer (since 1996) and Vice
    Director, Vice President and Chief              President (since 1991) of First Allmerica; Director (since 1996)
    Investment Officer                              and President (since 1995) of Allmerica Asset Management, Inc.

Mark C. McGivney                                    Vice President (since 1997) and Treasurer (since 2000) of First
    Treasurer                                       Allmerica; Associate, Investment Banking (1996-1997) of
                                                    Merrill Lynch & Co.

John F. O'Brien                                     Director, President and Chief Executive Officer (since 1989) of
    Director and Chairman of the Board              First Allmerica

Edward J. Parry, III                                Director and Chief Financial Officer (since 1996), Vice
    Director, Vice President and                    President (since 1993) and Treasurer (1993-2000) of First
    Chief Financial Officer                         Allmerica

Richard M. Reilly                                   Director (since 1996) and Vice President (since 1990) of First
    Director, President and Chief                   Allmerica; Director (since 1990), President and Chief
    Executive Officer                               Executive Officer (since 1995) of Allmerica Financial Life
                                                    Insurance and Annuity Company; Director and President
                                                    (since 1998) of Allmerica Financial Investment Management
                                                    Services, Inc.

Robert P. Restrepo, Jr.                             Director and Vice President (since 1998) of First Allmerica;
    Director                                        Chief Executive Officer (1996 to 1998) of Travelers
                                                    Property & Casualty; Senior Vice President (1993 to 1996)
                                                    of Aetna Life & Casualty Company

Gregory D. Tranter                                  Director and Vice President (since 2000) of First Allmerica;
    Director and Vice President                     Vice President (1996-1998) of Travelers Property &  Casualty;
                                                    Director of Geico Team (1983-1996) of Aetna Life & Casualty

ITEM 26.  PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                                                   Allmerica Financial Corporation

                                                              Delaware

       |               |               |               |               |               |               |               |
________________________________________________________________________________________________________________________________
      100%           100%             100%            100%            100%            100%            100%            100%
   Allmerica       Financial       Allmerica,       Allmerica   First Allmerica   AFC Capital     Allmerica      First Sterling
     Asset        Profiles, Inc.      Inc.          Funding     Financial Life      Trust I       Services          Limited
Management, Inc.                                     Corp.         Insurance                     Corporation
                                                                   Company

 Massachusetts    California     Massachusetts   Massachusetts   Massachusetts      Delaware     Massachusetts      Bermuda
      |                                                               |                                               |
      |                                  ___________________________________________________________          ________________
      |                                          |                    |                  |                            |
      |                                         100%                99.2%               100%                         100%
      |                                      Advantage            Allmerica           Allmerica                First Sterling
      |                                      Insurance              Trust           Financial Life               Reinsurance
      |                                     Network, Inc.       Company, N.A.       Insurance and                  Company
      |                                                                            Annuity Company                 Limited
      |
      |                                       Delaware       Federally Chartered      Delaware                     Bermuda
      |                                                                                   |
      |_________________________________________________________________________________________________________________________
      |      |            |             |              |             |            |            |            |            |
      |     100%         100%          100%           100%          100%         100%         100%         100%         100%
      |   Allmerica    Allmerica     Allmerica      Allmerica     Allmerica    Allmerica    Allmerica    Allmerica    Allmerica
      | Investments,   Investment    Financial      Financial    Investments  Investments  Investments  Investments  Investments
      |     Inc.       Management    Investment     Services      Insurance    Insurance   Insurance    Insurance     Insurance
      |               Company, Inc.  Management     Insurance    Agency Inc.  Agency of    Agency Inc.  Agency Inc.   Agency Inc.
      |                             Services, Inc. Agency, Inc.  of Alabama   Florida Inc. of Georgia  of Kentucky  of Mississippi
      |
      |Massachusetts  Massachusetts Massachusetts  Massachusetts   Alabama      Florida      Georgia    Kentucky      Mississippi
      |
________________________________________________________________
      |              |                |               |
     100%           100%             100%            100%
  Allmerica    Sterling Risk       Allmerica       Allmerica
   Property      Management      Benefits, Inc.      Asset
 & Casualty    Services, Inc.                      Management,
Companies, Inc.                                     Limited

    Delaware       Delaware          Florida         Bermuda
       |
________________________________________________
       |              |                |
      100%           100%             100%
  The Hanover      Allmerica        Citizens
   Insurance       Financial       Insurance
    Company        Insurance        Company
                 Brokers, Inc.    of Illinois

 New Hampshire  Massachusetts       Illinois
       |
________________________________________________________________________________________________________________________________
       |               |               |               |               |               |               |               |
      100%           100%             100%            100%            100%            100%            100%            100%
    Allmerica      Allmerica      The Hanover    Hanover Texas      Citizens     Massachusetts      Allmerica        AMGRO
    Financial        Plus           American        Insurance     Corporation    Bay Insurance      Financial         Inc.
     Benefit       Insurance       Insurance       Management                       Company         Alliance
    Insurance     Agency, Inc.      Company       Company, Inc.                                    Insurance
    Company                                                                                         Company

  Pennsylvania  Massachusetts    New Hampshire       Texas          Delaware     New Hampshire   New Hampshire   Massachusetts
                                                                       |                                               |
                                                ________________________________________________                ________________
                                                       |               |               |                               |
                                                      100%            100%            100%                            100%
                                                    Citizens        Citizens        Citizens                      Lloyds Credit
                                                    Insurance       Insurance       Insurance                      Corporation
                                                     Company         Company         Company
                                                    of Ohio        of America        of the
                                                                                     Midwest

                                                      Ohio          Michigan        Indiana                      Massachusetts
                                                                       |
                                                               _________________
                                                                       |
                                                                      100%
                                                                    Citizens
                                                                   Management
                                                                      Inc.

                                                                    Michigan



-----------------  -----------------  -----------------
   Allmerica          Greendale             AAM
    Equity             Special          Equity Fund
  Index Pool          Placements
                        Fund

 Massachusetts      Massachusetts      Massachusetts


-------- Grantor Trusts established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens


          ---------------   ----------------
             Allmerica         Allmerica
          Investment Trust     Securities
                                 Trust

           Massachusetts     Massachusetts


--------  Affiliated Management Investment Companies


                  ...............
                  Hanover Lloyd's
                    Insurance
                     Company

                      Texas


-------- Affiliated Lloyd's plan company, controlled by Underwriters for the benefit of The Hanover Insurance Company


         -----------------  -----------------
            AAM Growth       AAM High Yield
             & Income         Fund, L.L.C.
            Fund L.P.

            Delaware         Massachusetts

________ L.P. or L.L.C. established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                   NAME                                          ADDRESS                            TYPE OF BUSINESS
AAM Equity Fund                                           440 Lincoln Street                 Massachusetts Grantor Trust
                                                          Worcester MA 01653

AAM Growth & Income Fund, L.P.                            440 Lincoln Street                 Limited Partnership
                                                          Worcester MA 01653

AAM High Yield Fund, L.L.C.                               440 Lincoln Street                 Limited liability company
                                                          Worcester MA 01653

Advantage Insurance Network, Inc.                         440 Lincoln Street                 Insurance Agency
                                                          Worcester MA 01653

AFC Capital Trust I                                       440 Lincoln Street                 Statutory Business Trust
                                                          Worcester MA 01653

Allmerica Asset Management, Inc.                          440 Lincoln Street                 Investment advisory services
                                                          Worcester MA 01653

Allmerica Asset Management Limited                        440 Lincoln Street                 Investment advisory services
                                                          Worcester MA 01653

Allmerica Benefits, Inc.                                  440 Lincoln Street                 Non-insurance medical services
                                                          Worcester MA 01653

Allmerica Equity Index Pool                               440 Lincoln Street                 Massachusetts Grantor Trust
                                                          Worcester MA 01653

Allmerica Financial Alliance Insurance                    100 North Parkway                  Multi-line property and casualty
Company                                                   Worcester MA 01605                 Insurance

Allmerica Financial Benefit Insurance                     645 West Grand River               Multi-line property and casualty
Company                                                   Howell MI 48843                    Insurance

Allmerica Financial Corporation                           440 Lincoln Street                 Holding Company
                                                          Worcester MA 01653

Allmerica Financial Insurance                             440 Lincoln Street                 Insurance Broker
Brokers, Inc.                                             Worcester MA 01653

Allmerica Financial Life Insurance                        440 Lincoln Street                 Life insurance, accident and health
and Annuity Company (formerly known                       Worcester MA 01653                 Insurance, annuities, variable
as SMA Life Assurance Company)                                                               Annuities and variable life insurance

Allmerica Financial Services Insurance                    440 Lincoln Street                 Insurance Agency
Agency, Inc.                                              Worcester MA 01653

Allmerica Funding Corp.                                   440 Lincoln Street                 Special purpose funding vehicle for
                                                          Worcester MA 01653                 Commercial paper

Allmerica, Inc.                                           440 Lincoln Street                 Common employer for Allmerica
                                                          Worcester MA 01653                 Financial Corporation entities

Allmerica Financial Investment                            440 Lincoln Street                 Investment advisory services
Management Services, Inc. (formerly                       Worcester MA 01653
known as Allmerica Institutional Services,
Inc. and 440 Financial Group of
Worcester, Inc.)

Allmerica Investment Management                           440 Lincoln Street                 Investment advisory services
Company, Inc.                                             Worcester MA 01653

Allmerica Investments, Inc.                               440 Lincoln Street                 Securities, retail broker-dealer
                                                          Worcester MA 01653

Allmerica Investment Trust                                440 Lincoln Street                 Investment Company
                                                          Worcester MA 01653

Allmerica Investments Insurance Agency Inc. of Alabama    440 Lincoln Street                 Insurance Agency
                                                          Worcester MA 01653

Allmerica Investments Insurance Agency of Florida, Inc.   440 Lincoln Street                 Insurance Agency
                                                          Worcester MA 01653

Allmerica Investment Insurance Agency Inc. of Georgia     440 Lincoln Street                 Insurance Agency
                                                          Worcester MA 01653

Allmerica Investment Insurance Agency Inc. of Kentucky    440 Lincoln Street                 Insurance Agency
                                                          Worcester MA 01653

Allmerica Investments Insurance Agency Inc. of            440 Lincoln Street                 Insurance Agency
Mississippi                                               Worcester MA 01653

Allmerica Plus Insurance Agency, Inc.                     440 Lincoln Street                 Insurance Agency
                                                          Worcester MA 01653

Allmerica Securities Trust                                440 Lincoln Street                 Investment Company
                                                          Worcester MA 01653

Allmerica Trust Company, N.A.                                                                Limited purpose national trust
                                                                                             Company

AMGRO, Inc.                                                                                  Premium financing


Citizens Insurance Company of America                     440 Lincoln Street                 Multi-line property and casualty
                                                          Worcester MA 01653                 Insurance

Citizens Insurance Company of Illinois                    100 North Parkway                  Multi-line property and casualty
                                                          Worcester MA 01605                 Insurance

Citizens Insurance Company of the                         3950 Priority Way                  Multi-line property and casualty
Midwest                                                   South Drive, Suite 200             Insurance
                                                          Indianapolis IN 46240

Citizens Insurance Company of Ohio                        8101 N. High Street                Multi-line property and casualty
                                                          P.O. Box 342250                    Insurance
                                                          Columbus OH 43234

Citizens Management, Inc.                                 645 West Grand River               Services management company
                                                          Howell MI 48843

Financial Profiles, Inc.                                  5421 Avenida Encinas               Computer software company
                                                          Suite A
                                                          Carlsbad, CA  92008

First Allmerica Financial Life Insurance Company          440 Lincoln Street                 Life, pension, annuity, accident
(formerly State Mutual Life                               Worcester MA 01653                 and health insurance company
Assurance Company of America)

First Sterling Limited                                    41 Cedar Avenue                    Holding Company
                                                          Hamilton HM 12,
                                                          Bermuda

First Sterling Reinsurance Company                        41 Cedar Avenue                    Reinsurance Company
Limited                                                   Hamilton HM 12,
                                                          Bermuda

Greendale Special Placements Fund                         440 Lincoln Street                 Massachusetts Grantor Trust
                                                          Worcester MA 01653

The Hanover American Insurance                            100 North Parkway                  Multi-line property and casualty
Company                                                   Worcester MA 01605                 Insurance

The Hanover Insurance Company                             100 North Parkway                  Multi-line property and casualty
                                                          Worcester MA 01605                 Insurance

Hanover Texas Insurance Management                        NationsBank Tower                  Attorney-in-fact for Hanover Lloyd's
Company, Inc.                                             15301 Dallas Parkway               Insurance Company
                                                          Dallas TX 75248

Hanover Lloyd's Insurance Company                         NationsBank Tower                  Multi-line property and casualty
                                                          15301 Dallas Parkway               Insurance
                                                          Dallas TX 75248

Lloyds Credit Corporation                                 440 Lincoln Street                 Premium financing service
                                                          Worcester MA 01653                 Franchises

Massachusetts Bay Insurance Company                       100 North Parkway                  Multi-line property and casualty
                                                          Worcester MA 01605                 Insurance

Sterling Risk Management Services, Inc.                   440 Lincoln Street                 Risk management services
                                                          Worcester MA 01653

VeraVest, Inc. (formerly known as Allmerica Services      440 Lincoln Street                 Securities, retail broker-dealer
Corporation)                                              Worcester MA 01653


ITEM 27.        NUMBER OF CONTRACT OWNERS

     As of September 31, 2001, there were 14,660 Contract Owners of qualified Contracts and 23,080 Contract Owners of non-qualified Contracts.

ITEM 28.        INDEMNIFICATION

     Article VIII of the Bylaws of Allmerica Financial Life Insurance and Annuity Company (the Depositor) state: Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit, or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgment, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

ITEM 29.        PRINCIPAL UNDERWRITERS

     (a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

          - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

          - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

          -    Allmerica Investment Trust

     (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is: 440 Lincoln Street Worcester, Massachusetts 01653

           NAME                 POSITION OR OFFICE WITH UNDERWRITER

Margaret L. Abbott              Vice President

Emil J. Aberizk, Jr.            Vice President

Edward T. Berger                Vice President and Chief Compliance Officer

Michael J. Brodeur              Vice President Operations

Mark R. Colborn                 Vice President

Charles F. Cronin               Secretary/Clerk

Claudia J. Eckels               Vice President

Philip L. Heffernan             Vice President

J. Kendall Huber                Director

Mark C. McGivney                Treasurer

William F. Monroe, Jr.          President, Director and Chief Executive Officer

K. David Nunley                 Vice President

Stephen Parker                  Vice President and Director

Richard M. Reilly               Director and Chairman of the Board


     (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by Allmerica Investments, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 1999. No other commissions or other compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30.        LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31.        MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32.        UNDERTAKINGS

     (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant hereby undertakes to include as part of the application to purchase a Contract a space that the applicant can check to request a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Contracts are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Registrant, a separate account of Allmerica Financial Life Insurance and Annuity Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption withdrawal restrictions imposed by the Program and by
          Section 403(b)(11) to the attention of potential participants.

     4.   A signed statement acknowledging the participant's understanding of
          (I) the restrictions on redemption withdrawal imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

     Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 7th day of November, 2001.

                      ALLMERICA SELECT SEPARATE ACCOUNT OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                         By: /s/ Charles F. Cronin
                             -------------------------------------
                                Charles F. Cronin, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES                                       TITLE                                                             DATE
/s/ Warren E. Barnes                             Vice President and Corporate Controller                           November 7, 2001
-------------------------------
Warren E. Barnes

Edward J. Parry III*                             Director, Vice President and Chief Financial Officer
-------------------------------

Richard M. Reilly*                               Director, President and Chief Executive Officer
-------------------------------

John F. O'Brien*                                 Director and Chairman of the Board
------------------------------------------

Bruce C. Anderson*                               Director and Vice President
-------------------------------

Mark R. Colborn*                                 Director and Vice President
-------------------------------

John P. Kavanaugh*                               Director, Vice President and Chief Investment Officer
-------------------------------

J. Kendall Huber*                                Director, Vice President and General Counsel
-------------------------------

Mark A. Hug*                                     Director and Vice President
-------------------------------

Robert P. Restrepo, Jr.*                         Director
-------------------------------

Gregory D. Tranter*                              Director and Vice President
-------------------------------


*Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Powers of Attorney dated May 21, 2001 and November 7, 2001 duly executed by such persons.

/s/ Sheila B. St. Hilaire
------------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
(33-47216)

                                  EXHIBIT TABLE

Exhibit 8(f)         Directors' Power of Attorney

Exhibit 9            Opinion of Counsel

Exhibit 10           Consent of Independent Accountants